Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table is provided in accordance with Item 402(v) of Regulation S-K and presents certain information regarding compensation paid and certain financial performance measures in each of the last three years ended December 31, 2025, for the CEO and other NEOs as a group, as disclosed in the Summary Compensation table above.

Year	Summary compensation table total for CEO ($)	Compensation actually paid to CEO ($)(1)	Average summary compensation table total for non-CEO NEOs ($)	Average compensation actually paid to non-CEO NEOs ($)(2)	Value of initial fixed $100 investment based on total shareholder return ($)	Net income (in thousands)($)
2025	765,306	962,931	418,198	570,702	245	18,910
2024	870,098	911,433	351,301	377,134	119	13,889
2023	734,892	706,872	457,794	441,732	127	18,167
(1)In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Summary compensation table total for CEO ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Compensation actually paid to CEO ($)
2025	765,306	—	(92,000)	194,998	95,440	(813)	962,931
2024	870,098	—	(40,000)	53,357	27,856	122	911,433
2023	734,892	—	—	—	(28,020)	—	706,872
(2)In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Average summary compensation table total for non-CEO NEOs ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Average compensation actually paid to non-CEO NEOs ($)
2025	418,198	—	(26,250)	111,276	65,643	1,835	570,702
2024	351,301	—	(18,010)	24,015	20,780	(952)	377,134
2023	457,794	(3,000)	—	—	(13,062)	—	441,732

PEO Total Compensation Amount		$ 765,306	$ 870,098	$ 734,892
PEO Actually Paid Compensation Amount	[1]	$ 962,931	911,433	706,872
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Summary compensation table total for CEO ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Compensation actually paid to CEO ($)
2025	765,306	—	(92,000)	194,998	95,440	(813)	962,931
2024	870,098	—	(40,000)	53,357	27,856	122	911,433
2023	734,892	—	—	—	(28,020)	—	706,872

Non-PEO NEO Average Total Compensation Amount		$ 418,198	351,301	457,794
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 570,702	377,134	441,732
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Average summary compensation table total for non-CEO NEOs ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Average compensation actually paid to non-CEO NEOs ($)
2025	418,198	—	(26,250)	111,276	65,643	1,835	570,702
2024	351,301	—	(18,010)	24,015	20,780	(952)	377,134
2023	457,794	(3,000)	—	—	(13,062)	—	441,732

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CEO and Other NEO “Compensation Actually Paid” and Total Shareholder Return
The following graph illustrates the relationship during 2023-2025 between compensation actually paid to our CEO and average compensation actually paid to other NEOs as a group and total shareholder return (“TSR”):

Compensation Actually Paid vs. Net Income
Relationship Between CEO and Other NEO “Compensation Actually Paid” and Net Income
The following graph illustrates the relationship during 2023-2025 between compensation actually paid to our CEO and average compensation actually paid to other NEOs as a group and net income (in thousands):

Total Shareholder Return Amount		$ 245	119	127
Net Income (Loss)		18,910,000	13,889,000	18,167,000
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(92,000)	(40,000)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		194,998	53,357	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		95,440	27,856	(28,020)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(813)	122	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(3,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(26,250)	(18,010)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		111,276	24,015	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		65,643	20,780	(13,062)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,835	$ (952)	$ 0

[1]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total reported compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Summary compensation table total for CEO ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Compensation actually paid to CEO ($)
2025	765,306	—	(92,000)	194,998	95,440	(813)	962,931
2024	870,098	—	(40,000)	53,357	27,856	122	911,433
2023	734,892	—	—	—	(28,020)	—	706,872

[2]	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for each year to determine the compensation actually paid:

				Equity Award Adjustments
Year	Average summary compensation table total for non-CEO NEOs ($)	Reported change in pension value ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Change in fair value of equity awards granted in prior years that vested in the year ($)	Average compensation actually paid to non-CEO NEOs ($)
2025	418,198	—	(26,250)	111,276	65,643	1,835	570,702
2024	351,301	—	(18,010)	24,015	20,780	(952)	377,134
2023	457,794	(3,000)	—	—	(13,062)	—	441,732